Related parties (Details 2) - KRW (₩) ₩ in Thousands	May 07, 2026	Mar. 23, 2026	Feb. 27, 2026	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Project investment				₩ 3,023,091
Borrowings	₩ 441,000	₩ 690,000	₩ 1,000,000	52,588,751	₩ 3,073,317	16,962,194	₩ 19,871,510	₩ 19,972,132
Contract liabilities					₩ 900,000
Convertible Note				1,523,573
Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Receivables
Account Balances With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Receivables				2,217,426		2,108,956
Contract assets				517,518
Loans				2,203,423		662,400
Project investment				300,000
Payables				68,129,347		1,357,101
Borrowings				6,385,471		2,954,236
Contract liabilities				75,506
Convertible Note				2,956,091
Account Balances With Related Parties [Member] | F F Company [Member]
IfrsStatementLineItems [Line Items]
Receivables				1,936,400		1,934,166
Contract assets
Loans
Project investment
Payables				122,400		230,698
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Second Plan [Member]
IfrsStatementLineItems [Line Items]
Receivables				57,561		121,284
Contract assets
Loans				471,400		394,400
Project investment
Payables						730
Borrowings
Account Balances With Related Parties [Member] | Third Plan [Member]
IfrsStatementLineItems [Line Items]
Receivables
Contract assets
Loans				8,000
Project investment
Payables				17,311		9,767
Borrowings				164,000		164,000
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Studio Cuat [Member]
IfrsStatementLineItems [Line Items]
Receivables				22,300		2,172
Contract assets
Loans				43,000		43,000
Project investment
Payables				8,800
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Beacon Holdings [Member]
IfrsStatementLineItems [Line Items]
Receivables				31,760		7,613
Contract assets
Loans				535,000		225,000
Project investment
Payables				97
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Cho Hyeong Seok [Member]
IfrsStatementLineItems [Line Items]
Receivables				20,445
Contract assets
Loans
Project investment
Payables				66,348,605		1,115,906
Borrowings				5,408,608		2,790,236
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Jung Bo Ram [Member]
IfrsStatementLineItems [Line Items]
Receivables				43,721		43,721
Contract assets
Loans
Project investment
Payables
Borrowings
Account Balances With Related Parties [Member] | Falling Starlight [Member]
IfrsStatementLineItems [Line Items]
Receivables				20,000
Contract assets
Loans				136,054
Project investment				300,000
Payables
Borrowings
Contract liabilities				75,506
Convertible Note
Account Balances With Related Parties [Member] | Park, Un Kyoung [Member]
IfrsStatementLineItems [Line Items]
Receivables				1,817
Contract assets
Loans				9,969
Project investment
Account Balances With Related Parties [Member] | Yun In Beom [Member]
IfrsStatementLineItems [Line Items]
Receivables				5,230
Contract assets
Loans				500,000
Project investment
Account Balances With Related Parties [Member] | Kim Su Jin [Member]
IfrsStatementLineItems [Line Items]
Receivables				4,991
Contract assets
Loans				500,000
Project investment
Account Balances With Related Parties [Member] | Solaire Scale Up Movie Investment Fund No 2 [Member]
IfrsStatementLineItems [Line Items]
Receivables				73,201
Contract assets				279,952
Loans
Project investment
Account Balances With Related Parties [Member] | Solaire Culture Plus Fund [Member]
IfrsStatementLineItems [Line Items]
Receivables
Contract assets				76,819
Loans
Project investment
Account Balances With Related Parties [Member] | Solaire Main Movie Fund [Member]
IfrsStatementLineItems [Line Items]
Contract assets				160,747
Loans
Project investment
Account Balances With Related Parties [Member] | Pluto Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Payables				1,234,397
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Jung Byung Gil [Member]
IfrsStatementLineItems [Line Items]
Payables				151,493
Borrowings				220,000
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Jung Byung Shik [Member]
IfrsStatementLineItems [Line Items]
Payables				135,245
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Lee Youngjae [Member]
IfrsStatementLineItems [Line Items]
Payables				8,410
Borrowings				274,180
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Song Hyo Jeong [Member]
IfrsStatementLineItems [Line Items]
Payables				371
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Park Jun Woo [Member]
IfrsStatementLineItems [Line Items]
Payables				4,655
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Shin Kyung Soo [Member]
IfrsStatementLineItems [Line Items]
Payables				4,655
Borrowings
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Offices and warehouse [Member]
IfrsStatementLineItems [Line Items]
Payables				92,112
Borrowings				318,683
Contract liabilities
Convertible Note
Account Balances With Related Parties [Member] | Innocus Global Group Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Payables				796
Borrowings
Contract liabilities
Convertible Note				₩ 2,956,091